Portfolio of Investments
Touchstone Balanced Fund – September 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 63.4%
	Information Technology — 16.5%
13,273	Apple, Inc.	$ 2,272,470
3,115	International Business Machines Corp.	437,035
8,512	Microsoft Corp.	2,687,664
7,146	Oracle Corp.	756,904
3,457	Salesforce, Inc.*	701,011
3,574	Texas Instruments, Inc.	568,302
2,137	Workday, Inc. - Class A*	459,134
		7,882,520
	Health Care — 10.2%
6,486	BioMarin Pharmaceutical, Inc.*	573,881
6,710	Bristol-Myers Squibb Co.	389,448
3,963	Cencora, Inc.	713,221
2,722	HCA Healthcare, Inc.	669,558
5,818	Johnson & Johnson	906,154
7,308	Medtronic PLC	572,655
2,039	UnitedHealth Group, Inc.	1,028,043
		4,852,960
	Financials — 9.6%
21,793	Bank of America Corp.	596,692
4,285	Berkshire Hathaway, Inc. - Class B*	1,501,036
3,285	Charles Schwab Corp. (The)	180,347
2,228	Goldman Sachs Group, Inc. (The)	720,914
384	Markel Group, Inc.*	565,436
4,138	PayPal Holdings, Inc.*	241,907
3,415	Visa, Inc. - Class A	785,484
		4,591,816
	Communication Services — 8.6%
13,038	Alphabet, Inc. - Class C*	1,719,060
11,777	Comcast Corp. - Class A	522,192
4,324	Meta Platforms, Inc. - Class A*	1,298,108
952	Netflix, Inc.*	359,475
2,667	Walt Disney Co. (The)*	216,161
		4,114,996
	Consumer Discretionary — 5.6%
2,567	Airbnb, Inc. - Class A*	352,218
2,136	Alibaba Group Holding Ltd. (China) ADR*	185,276
10,639	Amazon.com, Inc.*	1,352,430
2,943	Hilton Worldwide Holdings, Inc.	441,980
3,659	Starbucks Corp.	333,957
		2,665,861
	Industrials — 5.3%
2,270	Boeing Co. (The)*	435,114
856	FedEx Corp.	226,771
1,729	Hubbell, Inc.	541,886
6,347	RTX Corp.	456,794
9,216	Southwest Airlines Co.	249,477
6,422	SS&C Technologies Holdings, Inc.	337,412
3,335	Stanley Black & Decker, Inc.	278,739
		2,526,193
	Energy — 2.8%
7,488	Exxon Mobil Corp.	880,439
8,077	Schlumberger NV	470,889
		1,351,328
	Consumer Staples — 2.6%
11,705	Monster Beverage Corp.*	619,780
6,538	Philip Morris International, Inc.	605,288
		1,225,068
Shares		Market Value

	Materials — 1.7%
7,104	DuPont de Nemours, Inc.	$ 529,887
3,906	International Flavors & Fragrances, Inc.	266,272
		796,159
	Real Estate — 0.5%
1,833	Jones Lang LaSalle, Inc.*	258,783
	Total Common Stocks	$30,265,684
Principal Amount
	Corporate Bonds — 18.2%
	Financials — 5.1%
$ 150,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	134,391
114,000	American Express Co., 5.282%, 7/27/29	111,159
107,000	American Tower Corp. REIT, 5.900%, 11/15/33	104,604
112,000	Ares Capital Corp., 3.250%, 7/15/25	104,921
81,000	Bank of America Corp., 2.687%, 4/22/32	63,714
82,000	Bank of America Corp., 3.705%, 4/24/28	75,528
94,000	Bank of Montreal (Canada), 3.803%, 12/15/32	82,125
80,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	78,646
70,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	57,300
77,000	Citigroup, Inc., 3.200%, 10/21/26	71,093
60,000	Citigroup, Inc., 6.174%, 5/25/34	57,409
112,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 6.196%, 2/15/27(A)	106,844
122,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	95,307
55,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	50,694
126,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	99,530
128,000	JPMorgan Chase & Co., 2.956%, 5/13/31	105,190
100,000	JPMorgan Chase & Co., 3.509%, 1/23/29	90,719
112,000	Mastercard, Inc., 2.000%, 11/18/31	87,917
109,000	Morgan Stanley, 3.950%, 4/23/27	101,294
66,000	Morgan Stanley, 5.297%, 4/20/37	58,906
74,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	67,864
76,000	Northern Trust Corp., 6.125%, 11/2/32	75,067
113,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	80,012
117,000	PNC Capital Trust, (TSFR3M + 0.832%), 6.241%, 6/1/28(A)	109,997
34,000	Prudential Financial, Inc., 5.125%, 3/1/52	29,269
98,000	Royal Bank of Canada (Canada), MTN, 5.200%, 8/1/28	95,382
185,000	Truist Bank, Ser A, (TSFR3M + 0.932%), 6.300%, 5/15/27(A)	171,875
22,000	Truist Financial Corp., MTN, 2.850%, 10/26/24	21,239
68,000	US Bancorp, 4.967%, 7/22/33	59,378
		2,447,374
	Consumer Discretionary — 1.9%
101,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	76,680
88,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	80,518
74,000	Brunswick Corp., 4.400%, 9/15/32	60,224
105,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	81,484
56,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	54,318
59,000	Home Depot, Inc. (The), 5.950%, 4/1/41	60,320
113,000	Lowe's Cos., Inc., 4.500%, 4/15/30	105,463
48,000	Mattel, Inc., 5.450%, 11/1/41	39,608
110,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	95,952
118,000	Toyota Motor Corp. (Japan), 5.118%, 7/13/28	117,391
58,000	Warnermedia Holdings, Inc., 4.279%, 3/15/32	49,239
104,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	77,136
		898,333
	Health Care — 1.8%
84,000	AbbVie, Inc., 4.450%, 5/14/46	68,596

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 18.2% (Continued)
	Health Care — (Continued)
$ 90,000	Amgen, Inc., 5.150%, 3/2/28	$ 88,526
67,000	Becton Dickinson & Co., 4.685%, 12/15/44	56,553
86,000	CommonSpirit Health, 4.187%, 10/1/49	64,100
73,000	CVS Health Corp., 5.125%, 7/20/45	61,764
104,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	78,032
72,000	Elevance Health, Inc., 4.750%, 2/15/33	67,035
68,000	Eli Lilly & Co., 4.875%, 2/27/53	62,375
88,000	HCA, Inc., 5.375%, 9/1/26	86,368
72,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	68,753
107,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	82,325
100,000	Viatris, Inc., 2.700%, 6/22/30	78,184
		862,611
	Industrials — 1.7%
100,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	80,751
53,000	Boeing Co. (The), 5.805%, 5/1/50	48,308
83,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	82,343
54,000	Carrier Global Corp., 3.577%, 4/5/50	36,403
94,000	FedEx Corp., 5.100%, 1/15/44	81,191
99,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	84,132
81,000	Norfolk Southern Corp., 4.837%, 10/1/41	70,128
71,000	Roper Technologies, Inc., 2.950%, 9/15/29	61,551
114,000	Waste Management, Inc., 4.875%, 2/15/34	107,924
52,000	WestRock MWV LLC, 8.200%, 1/15/30	57,244
117,000	Xylem, Inc., 1.950%, 1/30/28	100,812
		810,787
	Utilities — 1.7%
127,000	CMS Energy Corp., 4.750%, 6/1/50	108,339
74,000	Duke Energy Progress LLC, 4.150%, 12/1/44	56,683
72,000	Edison International, 4.125%, 3/15/28	66,329
98,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	85,747
107,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 7.724%, 10/1/66(A)	96,065
104,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	61,587
126,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	75,001
89,000	PacifiCorp., 5.750%, 4/1/37	84,219
183,000	WEC Energy Group, Inc., (TSFR3M + 2.374%), 7.739%, 5/15/67(A)	163,788
		797,758
	Information Technology — 1.5%
67,000	Apple, Inc., 4.650%, 2/23/46	59,841
116,000	Broadcom, Inc., 4.150%, 11/15/30	102,843
105,000	Marvell Technology, Inc., 2.950%, 4/15/31	84,975
112,000	Microchip Technology, Inc., 0.983%, 9/1/24	106,913
54,000	Micron Technology, Inc., 2.703%, 4/15/32	41,247
20,000	Micron Technology, Inc., 6.750%, 11/1/29	20,305
70,000	Microsoft Corp., 2.525%, 6/1/50	42,662
49,000	Microsoft Corp., 3.500%, 2/12/35	42,787
46,000	Oracle Corp., 2.650%, 7/15/26	42,419
32,000	Oracle Corp., 3.600%, 4/1/40	23,116
24,000	Oracle Corp., 4.300%, 7/8/34	20,649
65,000	Visa, Inc., 4.150%, 12/14/35	58,822
71,000	VMware, Inc., 1.400%, 8/15/26	62,639
		709,218
	Real Estate — 1.2%
100,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	91,809
122,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	117,001
94,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	80,893
45,000	Kilroy Realty LP REIT, 2.650%, 11/15/33	30,406
47,000	Kilroy Realty LP REIT, 3.050%, 2/15/30	36,933
Principal Amount		MarketValue

	Real Estate — (Continued)
$ 74,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	$ 70,829
58,000	SBA Tower Trust REIT, 144a, 6.599%, 1/15/28	58,163
46,000	STORE Capital Corp. REIT, 2.700%, 12/1/31	31,418
8,000	STORE Capital Corp. REIT, 2.750%, 11/18/30	5,731
63,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	53,897
		577,080
	Energy — 1.2%
28,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	25,073
112,000	Cheniere Energy, Inc., 4.625%, 10/15/28	103,304
60,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	56,375
76,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	77,151
95,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	86,843
67,000	MPLX LP, 4.950%, 3/14/52	52,438
81,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	83,341
39,000	Occidental Petroleum Corp., 7.950%, 6/15/39	42,277
20,000	Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	19,405
		546,207
	Consumer Staples — 1.0%
63,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	55,510
86,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 2.500%, 1/15/27	75,966
33,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 4.375%, 2/2/52	21,935
64,000	Kroger Co. (The), 5.000%, 4/15/42	53,991
96,000	Mars, Inc., 144a, 3.875%, 4/1/39	76,183
55,000	PepsiCo, Inc., 1.625%, 5/1/30	44,195
125,000	Philip Morris International, Inc., 5.375%, 2/15/33	118,517
65,000	Starbucks Corp., 3.350%, 3/12/50	42,674
		488,971
	Communication Services — 0.8%
54,000	AT&T, Inc., 4.500%, 5/15/35	46,263
60,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	52,387
74,000	Comcast Corp., 4.000%, 3/1/48	55,431
64,000	Paramount Global, 4.200%, 5/19/32†	50,893
118,000	T-Mobile USA, Inc., 3.875%, 4/15/30	104,606
42,000	T-Mobile USA, Inc., 5.750%, 1/15/54	38,715
98,000	Verizon Communications, Inc., 2.987%, 10/30/56	54,341
		402,636
	Materials — 0.3%
90,000	Celanese US Holdings LLC, 6.165%, 7/15/27	88,757
83,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	66,318
		155,075
	Total Corporate Bonds	$8,696,050
	U.S. Treasury Obligations — 7.2%
460,000	U.S. Treasury Bond, 4.000%, 11/15/42	408,017
154,000	U.S. Treasury Bond, 4.000%, 11/15/52	136,350
493,622	U.S. Treasury Inflation Indexed Note, 1.500%, 2/15/53	406,882
331,000	U.S. Treasury Note, 3.375%, 5/15/33	300,331
572,000	U.S. Treasury Note, 3.625%, 5/31/28	548,360
1,700,000	U.S. Treasury Note, 4.000%, 2/29/28	1,656,371
	Total U.S. Treasury Obligations	$3,456,311
	Commercial Mortgage-Backed Securities — 4.1%
60,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	48,394
145,000	BANK, Ser 2021-BN36, Class A5, 2.470%, 9/15/64	113,272
280,000	BANK, Ser 2021-BN37, Class A5, 2.618%, 11/15/64(A)(B)	219,804
75,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(B)	60,274

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Commercial Mortgage-Backed Securities — 4.1% (Continued)
$ 55,000	BBCMS Mortgage Trust, Ser 2021-C11, Class A5, 2.322%, 9/15/54	$ 42,513
165,000	BBCMS Mortgage Trust, Ser 2021-C12, Class A5, 2.689%, 11/15/54	130,876
45,000	BBCMS Mortgage Trust, Ser 2022-C14, Class A5, 2.946%, 2/15/55(A)(B)	36,260
140,000	BBCMS Mortgage Trust, Ser 2022-C16, Class A5, 4.600%, 6/15/55(A)(B)	127,621
160,000	Benchmark Mortgage Trust, Ser 2018-B8, Class A5, 4.232%, 1/15/52	145,019
255,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	210,072
80,000	COMM Mortgage Trust, Ser 2015-DC1, Class A5, 3.350%, 2/10/48	76,542
80,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	64,244
235,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Class A4, 2.822%, 8/15/49	212,758
170,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	152,682
75,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	69,331
170,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C51, Class A4, 3.311%, 6/15/52	145,366
145,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	122,562
	Total Commercial Mortgage-Backed Securities	$1,977,590
	U.S. Government Mortgage-Backed Obligations — 4.0%
96,851	FHLMC, Pool #G05624, 4.500%, 9/1/39	91,671
67,813	FHLMC, Pool #Q29260, 4.000%, 10/1/44	62,078
290,849	FHLMC REMIC, Pool #QE9228, 4.500%, 9/1/52	267,401
296,289	FHLMC REMIC, Pool #SD1436, 4.500%, 8/1/52	272,476
289,554	FHLMC REMIC, Pool #SD1515, 4.500%, 8/1/52	266,282
283,291	FHLMC REMIC, Pool #SD1620, 5.000%, 9/1/52	267,538
300,116	FHLMC REMIC, Pool #SD1638, 5.000%, 9/1/52	283,557
39,904	FNMA, Pool #725423, 5.500%, 5/1/34	39,726
35,975	FNMA, Pool #725610, 5.500%, 7/1/34	35,814
8,076	FNMA, Pool #890310, 4.500%, 12/1/40	7,634
27,091	FNMA, Pool #AD9193, 5.000%, 9/1/40	26,499
292,639	FNMA, Pool #FS2906, 5.000%, 9/1/52	276,547
	Total U.S. Government Mortgage-Backed Obligations	$1,897,223
Shares
Exchange-Traded Fund — 1.9%
10,788	iShares JP Morgan USD Emerging Markets Bond ETF	890,226
Principal Amount
Sovereign Government Obligations — 0.1%
$ 146,000	Peruvian Government International Bond, 2.780%, 12/1/60	77,751
Shares		MarketValue
	Short-Term Investment Funds — 0.7%
302,482	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω	$ 302,482
20,224	Invesco Government & Agency Portfolio, Institutional Class, 5.26%∞Ω**	20,224
	Total Short-Term Investment Funds	$322,706
	Total Investment Securities—99.6% (Cost $42,886,468)	$47,583,541
	Other Assets in Excess of Liabilities — 0.4%	176,643
	Net Assets — 100.0%	$47,760,184
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2023.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2023 was $19,435.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities were valued at $855,203 or 1.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Balanced Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$30,265,684	$—	$—	$30,265,684
Corporate Bonds	—	8,696,050	—	8,696,050
U.S. Treasury Obligations	—	3,456,311	—	3,456,311
Commercial Mortgage-Backed Securities	—	1,977,590	—	1,977,590
U.S. Government Mortgage-Backed Obligations	—	1,897,223	—	1,897,223
Exchange-Traded Fund	890,226	—	—	890,226
Sovereign Government Obligations	—	77,751	—	77,751
Short-Term Investment Funds	322,706	—	—	322,706
Total	$31,478,616	$16,104,925	$—	$47,583,541
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Bond Fund – September 30, 2023 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 42.2%
	Financials — 12.1%
$ 269,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 2.450%, 10/29/26	$ 241,008
239,000	American Express Co., 5.282%, 7/27/29	233,044
285,000	American Tower Corp. REIT, 5.900%, 11/15/33	278,619
191,000	Ares Capital Corp., 3.250%, 7/15/25	178,929
135,000	Bank of America Corp., 2.687%, 4/22/32	106,190
169,000	Bank of America Corp., 3.705%, 4/24/28	155,661
226,000	Bank of Montreal (Canada), 3.803%, 12/15/32	197,450
206,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	202,514
333,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	237,648
254,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	191,206
119,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	97,410
152,000	Citigroup, Inc., 3.200%, 10/21/26	140,340
122,000	Citigroup, Inc., 6.174%, 5/25/34	116,731
212,000	Citizens Bank NA, 4.575%, 8/9/28	193,644
214,000	Cooperatieve Rabobank UA (Netherlands), 144a, 1.106%, 2/24/27	190,066
236,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 6.196%, 2/15/27(A)	225,136
237,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	185,145
123,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	113,371
235,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	185,632
173,000	JPMorgan Chase & Co., 2.956%, 5/13/31	142,171
226,000	JPMorgan Chase & Co., 3.509%, 1/23/29	205,024
252,000	Mastercard, Inc., 2.000%, 11/18/31	197,814
210,000	Morgan Stanley, 3.950%, 4/23/27	195,153
170,000	Morgan Stanley, 5.297%, 4/20/37	151,728
185,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	169,661
200,000	Northern Trust Corp., 6.125%, 11/2/32	197,544
266,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	188,347
293,000	PNC Capital Trust, (TSFR3M + 0.832%), 6.241%, 6/1/28(A)	275,461
86,000	Prudential Financial, Inc., 5.125%, 3/1/52	74,032
204,000	Royal Bank of Canada (Canada), MTN, 5.200%, 8/1/28	198,550
349,000	Truist Bank, Ser A, (TSFR3M + 0.932%), 6.300%, 5/15/27(A)	324,240
142,000	Truist Financial Corp., MTN, 2.850%, 10/26/24	137,085
159,000	US Bancorp, 4.967%, 7/22/33	138,839
		6,065,393
	Consumer Discretionary — 4.2%
251,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	190,561
185,000	BAT Capital Corp. (United Kingdom), 3.557%, 8/15/27	169,271
154,000	Brunswick Corp., 4.400%, 9/15/32	125,330
340,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	263,854
114,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	110,576
153,000	Home Depot, Inc. (The), 5.950%, 4/1/41	156,423
153,000	Imperial Brands Finance PLC (United Kingdom), 144a, 6.125%, 7/27/27	152,608
208,000	Lowe's Cos., Inc., 4.500%, 4/15/30	194,127
241,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	210,222
247,000	Toyota Motor Corp. (Japan), 5.118%, 7/13/28	245,725
147,000	Warnermedia Holdings, Inc., 4.279%, 3/15/32	124,796
226,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	167,622
		2,111,115
	Health Care — 4.0%
191,000	AbbVie, Inc., 4.450%, 5/14/46	155,975
156,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	110,448
204,000	Amgen, Inc., 5.150%, 3/2/28	200,659
179,000	Becton Dickinson & Co., 4.685%, 12/15/44	151,089
177,000	CommonSpirit Health, 4.187%, 10/1/49	131,928
162,000	CVS Health Corp., 5.125%, 7/20/45	137,064
Principal Amount		Market Value

	Health Care — (Continued)
$ 197,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	$ 147,810
183,000	Elevance Health, Inc., 4.750%, 2/15/33	170,380
156,000	Eli Lilly & Co., 4.875%, 2/27/53	143,095
217,000	HCA, Inc., 5.375%, 9/1/26	212,977
152,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	145,146
210,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	161,573
204,000	Viatris, Inc., 2.700%, 6/22/30	159,495
		2,027,639
	Industrials — 3.6%
183,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	147,774
103,000	Boeing Co. (The), 5.805%, 5/1/50	93,881
190,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	188,497
135,000	Carrier Global Corp., 3.577%, 4/5/50	91,008
229,000	FedEx Corp., 5.100%, 1/15/44	197,795
201,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	170,814
164,000	Norfolk Southern Corp., 4.837%, 10/1/41	141,988
133,000	Roper Technologies, Inc., 2.950%, 9/15/29	115,299
239,000	Waste Management, Inc., 4.875%, 2/15/34	226,261
347,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	311,861
136,000	WestRock MWV LLC, 8.200%, 1/15/30	149,714
		1,834,892
	Energy — 3.4%
144,000	Aker BP ASA (Norway), 144a, 6.000%, 6/13/33	139,211
53,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	47,459
265,000	Cheniere Energy, Inc., 4.625%, 10/15/28	244,426
135,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	126,844
221,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	224,346
186,487	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	143,015
266,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	243,160
169,000	MPLX LP, 4.950%, 3/14/52	132,268
199,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	204,751
81,000	Occidental Petroleum Corp., 7.950%, 6/15/39	87,807
206,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	137,993
		1,731,280
	Utilities — 3.3%
295,000	CMS Energy Corp., 4.750%, 6/1/50	251,653
63,000	Duke Energy Progress LLC, 4.150%, 12/1/44	48,257
140,000	Edison International, 4.125%, 3/15/28	128,973
151,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	122,801
247,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	216,118
236,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 7.724%, 10/1/66(A)	211,881
228,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	135,018
251,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	149,408
86,000	PacifiCorp., 5.750%, 4/1/37	81,381
348,000	WEC Energy Group, Inc., (TSFR3M + 2.374%), 7.739%, 5/15/67(A)	311,465
		1,656,955
	Information Technology — 3.0%
158,000	Apple, Inc., 4.650%, 2/23/46	141,118
291,000	Broadcom, Inc., 4.150%, 11/15/30	257,994
245,000	Marvell Technology, Inc., 2.950%, 4/15/31	198,275
249,000	Microchip Technology, Inc., 0.983%, 9/1/24	237,692
136,000	Micron Technology, Inc., 2.703%, 4/15/32	103,881
56,000	Micron Technology, Inc., 6.750%, 11/1/29	56,856
142,000	Microsoft Corp., 2.525%, 6/1/50	86,542
100,000	Microsoft Corp., 3.500%, 2/12/35	87,321
117,000	Oracle Corp., 2.650%, 7/15/26	107,891

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 42.2% (Continued)
	Information Technology — (Continued)
$ 81,000	Oracle Corp., 3.600%, 4/1/40	$ 58,511
64,000	Oracle Corp., 4.300%, 7/8/34	55,064
148,000	Visa, Inc., 4.150%, 12/14/35	133,932
		1,525,077
	Real Estate — 2.8%
243,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	223,096
228,000	Host Hotels & Resorts LP REIT, Ser F, 4.500%, 2/1/26	218,658
244,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	209,979
94,000	Kilroy Realty LP REIT, 2.650%, 11/15/33	63,514
102,000	Kilroy Realty LP REIT, 3.050%, 2/15/30	80,153
195,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	186,644
205,000	SBA Tower Trust REIT, 144a, 6.599%, 1/15/28	205,576
80,000	STORE Capital Corp. REIT, 2.700%, 12/1/31	54,640
45,000	STORE Capital Corp. REIT, 2.750%, 11/18/30	32,235
127,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	108,650
		1,383,145
	Consumer Staples — 2.4%
133,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	117,187
206,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	187,319
252,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 2.500%, 1/15/27	222,597
81,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 4.375%, 2/2/52	53,840
144,000	Kroger Co. (The), 5.000%, 4/15/42	121,479
226,000	Mars, Inc., 144a, 3.875%, 4/1/39	179,348
253,000	Philip Morris International, Inc., 5.375%, 2/15/33	239,879
111,000	Starbucks Corp., 3.350%, 3/12/50	72,875
		1,194,524
	Communication Services — 2.2%
161,000	AT&T, Inc., 4.500%, 5/15/35	137,932
239,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	206,350
138,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	120,490
164,000	Comcast Corp., 4.000%, 3/1/48	122,848
148,000	Paramount Global, 4.200%, 5/19/32†	117,691
226,000	T-Mobile USA, Inc., 3.875%, 4/15/30	200,347
99,000	T-Mobile USA, Inc., 5.750%, 1/15/54	91,256
228,000	Verizon Communications, Inc., 2.987%, 10/30/56	126,425
		1,123,339
	Materials — 1.2%
139,000	Braskem Netherlands Finance BV (Brazil), 144a, 4.500%, 1/31/30	113,298
119,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	85,738
221,000	Celanese US Holdings LLC, 6.165%, 7/15/27	217,947
203,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	162,200
		579,183
	Total Corporate Bonds	$21,232,542
	U.S. Treasury Obligations — 19.3%
1,380,000	U.S. Treasury Bond, 2.375%, 2/15/42	953,117
1,415,000	U.S. Treasury Bond, 4.000%, 11/15/42	1,255,094
1,168,000	U.S. Treasury Bond, 4.000%, 11/15/52	1,034,136
1,298,424	U.S. Treasury Inflation Indexed Note, 1.375%, 7/15/33	1,200,509
899,833	U.S. Treasury Inflation Indexed Note, 1.500%, 2/15/53	741,712
Principal Amount		Market Value
	U.S. Treasury Obligations — 19.3% (Continued)
$4,626,000	U.S. Treasury Note, 3.375%, 5/15/33	$ 4,197,372
320,000	U.S. Treasury Note, 3.625%, 5/31/28	306,775
	Total U.S. Treasury Obligations	$9,688,715
	Commercial Mortgage-Backed Securities — 10.2%
675,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	612,877
285,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	229,873
365,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(B)	293,333
275,000	BBCMS Mortgage Trust, Ser 2021-C11, Class A5, 2.322%, 9/15/54	212,567
500,000	BPR Trust, Ser 2021-KEN, Class B, 144a, (TSFR1M + 2.064%), 7.396%, 2/15/29(A)	493,806
250,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	205,953
360,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.648%, 10/10/34(A)(B)	312,307
373,128	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	365,377
250,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(B)	200,622
390,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	313,191
210,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 6.897%, 10/15/36(A)	197,592
805,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	722,995
350,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 6.649%, 11/15/35(A)	335,639
355,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	328,167
320,000	New York City Housing Development Corp., Ser 2014-8SPR, Class B, 3.864%, 2/15/48	308,365
	Total Commercial Mortgage-Backed Securities	$5,132,664
	U.S. Government Mortgage-Backed Obligations — 6.2%
39,607	FHLMC, Pool #A95946, 4.000%, 1/1/41	36,359
26,579	FHLMC, Pool #A96485, 4.500%, 1/1/41	25,123
8,935	FHLMC, Pool #G03217, 5.500%, 9/1/37	8,711
4,296	FHLMC, Pool #G03781, 6.000%, 1/1/38	4,371
540,953	FHLMC REMIC, Pool #QD2143, 2.000%, 12/1/51	413,347
2,497	FNMA, Pool #561741, 7.500%, 1/1/31	2,533
150,166	FNMA, Pool #725423, 5.500%, 5/1/34	149,496
133,239	FNMA, Pool #725610, 5.500%, 7/1/34	132,644
3,340	FNMA, Pool #889734, 5.500%, 6/1/37	3,338
22,135	FNMA, Pool #AB1149, 5.000%, 6/1/40	21,651
21,248	FNMA, Pool #AB1800, 4.000%, 11/1/40	19,478
36,759	FNMA, Pool #AD3795, 4.500%, 4/1/40	34,697
48,959	FNMA, Pool #AD9150, 5.000%, 8/1/40	47,696
90,303	FNMA, Pool #AD9193, 5.000%, 9/1/40	88,330
59,829	FNMA, Pool #AE0548, 4.500%, 11/1/40	56,550
52,706	FNMA, Pool #AE4429, 4.000%, 10/1/40	48,316
1,205	FNMA, Pool #AH2666, 4.000%, 1/1/26	1,159
2,775	FNMA, Pool #AH3493, 4.000%, 2/1/26	2,654
77,553	FNMA, Pool #AL0054, 4.500%, 2/1/41	73,301
223,831	FNMA, Pool #AR9195, 3.000%, 3/1/43	191,571
186,213	FNMA, Pool #AT2016, 3.000%, 4/1/43	159,372
145,659	FNMA, Pool #BC1158, 3.500%, 2/1/46	127,982
306,428	FNMA, Pool #FM4996, 2.000%, 12/1/50	236,594
186,490	FNMA, Pool #FM5468, 2.500%, 1/1/36	165,012
266,392	FNMA, Pool #FM5682, 2.500%, 1/1/51	213,335
85,178	FNMA, Pool #MA1175, 3.000%, 9/1/42	72,905
50,968	FNMA, Pool #MA2177, 4.000%, 2/1/35	47,078
310,784	FNMA, Pool #MA4166, 3.000%, 10/1/40	266,270

Touchstone Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 6.2% (Continued)
$ 67,454	GNMA, Pool #4853, 4.000%, 11/20/40	$ 62,503
51,829	GNMA, Pool #4883, 4.500%, 12/20/40	49,197
205,339	GNMA, Pool #5175, 4.500%, 9/20/41	194,918
16,881	GNMA, Pool #736696, 4.500%, 5/15/40	16,115
122,919	GNMA, Pool #AD1745, 3.000%, 2/20/43	104,954
76,332	GNMA, Pool #MA1157, 3.500%, 7/20/43	68,450
	Total U.S. Government Mortgage-Backed Obligations	$3,146,010
	Non-Agency Collateralized Mortgage Obligations — 5.4%
49,218	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.555%, 7/25/43(A)(B)	45,658
227,115	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.501%, 6/25/45(A)(B)	213,693
257,130	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.645%, 10/25/45(A)(B)	232,015
138,683	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.404%, 5/25/43(A)(B)	131,453
191,307	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.902%, 1/25/45(A)(B)	175,535
114,176	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.769%, 12/25/44(A)(B)	105,282
334,496	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(B)	306,470
152	Deutsche ALT-A Securities, Inc. ALT, Ser 2003-2XS, Class A6, 5.470%, 9/25/33(A)(B)	147
19,995	EverBank Mortgage Loan Trust, Ser 2013-1, Class B1, 144a, 3.503%, 3/25/43(A)(B)	19,665
400,375	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.575%, 2/25/48(A)(B)	332,263
289,383	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(B)	235,492
76,186	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	31,967
47,923	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.531%, 8/25/43(A)(B)	44,648
68,086	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.493%, 5/25/43(A)(B)	63,217
437,772	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.763%, 8/25/48(A)(B)	400,057
396,731	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.763%, 8/25/48(A)(B)	362,552
21,333	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	17,793
	Total Non-Agency Collateralized Mortgage Obligations	$2,717,907
	Asset-Backed Securities — 5.1%
343,875	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	281,444
208,193	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	193,611
291,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	260,346
265,990	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	244,081
150,000	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	137,731
296,250	Jimmy Johns Funding LLC, Ser 2022-1A, Class A2I, 144a, 4.077%, 4/30/52	267,007
375,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (TSFR3M + 1.962%), 7.282%, 10/19/34(A)	371,340
Principal Amount		Market Value
	Asset-Backed Securities — 5.1% (Continued)
$ 350,000	New Mountain CLO 1 Ltd. (Cayman Islands), Ser CLO-1A, Class AR, 144a, (TSFR3M + 1.462%), 6.770%, 10/15/34(A)	$ 345,928
295,500	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	264,102
226,050	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	198,615
	Total Asset-Backed Securities	$2,564,205
Shares
Exchange-Traded Fund — 4.2%
25,431	iShares JP Morgan USD Emerging Markets Bond ETF	2,098,566
Principal Amount
	Agency Collateralized Mortgage Obligations — 3.3%
$ 230,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	152,886
725,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	498,459
9,428	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	8,613
202,267	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	180,830
450,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	331,550
675,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	466,869
	Total Agency Collateralized Mortgage Obligations	$1,639,207
	Sovereign Government Obligations — 1.3%
210,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	172,774
206,000	Chile Government International Bond, 3.100%, 1/22/61	117,750
206,000	Colombia Government International Bond, 3.250%, 4/22/32	148,482
226,000	Ecuador Government International Bond, 144a, 6.000%, 7/31/30(A)(B)	114,899
210,000	Ghana Government International Bond, 144a, 7.625%, 5/16/29	92,681
	Total Sovereign Government Obligations	$646,586
Shares
	Short-Term Investment Funds — 2.0%
904,835	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω	904,835
121,229	Invesco Government & Agency Portfolio, Institutional Class, 5.26%∞Ω**	121,229
	Total Short-Term Investment Funds	$1,026,064
	Total Investment Securities—99.2% (Cost $56,657,688)	$49,892,466
	Other Assets in Excess of Liabilities — 0.8%	378,816
	Net Assets — 100.0%	$50,271,282
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2023.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2023 was $116,498.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.

Touchstone Bond Fund (Unaudited) (Continued)
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities were valued at $11,454,465 or 22.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$21,232,542	$—	$21,232,542
U.S. Treasury Obligations	—	9,688,715	—	9,688,715
Commercial Mortgage-Backed Securities	—	5,132,664	—	5,132,664
U.S. Government Mortgage-Backed Obligations	—	3,146,010	—	3,146,010
Non-Agency Collateralized Mortgage Obligations	—	2,717,907	—	2,717,907
Asset-Backed Securities	—	2,564,205	—	2,564,205
Exchange-Traded Fund	2,098,566	—	—	2,098,566
Agency Collateralized Mortgage Obligations	—	1,639,207	—	1,639,207
Sovereign Government Obligations	—	646,586	—	646,586
Short-Term Investment Funds	1,026,064	—	—	1,026,064
Other Financial Instruments
Futures
Interest rate contracts	50,601	—	—	50,601
Total Assets	$3,175,231	$46,767,836	$—	$49,943,067
Liabilities:
Other Financial Instruments
Swap Agreements
Credit contracts	$—	$(7,294)	$—	$(7,294)
Futures
Interest rate contracts	(24,232)	—	—	(24,232)
Total Liabilities	$(24,232)	$(7,294)	$—	$(31,526)
Total	$3,150,999	$46,760,542	$—	$49,911,541

Touchstone Bond Fund (Unaudited) (Continued)
Futures Contracts
At September 30, 2023, $21,800 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at September 30, 2023:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
30-Year U.S. Ultra Treasury Bond	12/19/2023	8	$949,500	$50,601
Long Futures:
5-Year U.S. Treasury Note	12/29/2023	40	4,214,375	(24,232)
				$26,369
 Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Buy Protection:
Wells Fargo	6/20/28	$2,345,000	5.000%	ICE	Markit CDX North America High Yield Series 40 5Y Index	$(36,755)	$(29,461)	$(7,294)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Common Stock Fund – September 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 99.4%
	Information Technology — 25.5%
82,816	Apple, Inc.	$ 14,178,928
21,449	International Business Machines Corp.	3,009,295
52,798	Microsoft Corp.	16,670,969
42,886	Oracle Corp.	4,542,485
22,279	Salesforce, Inc.*	4,517,736
24,739	Texas Instruments, Inc.	3,933,748
13,424	Workday, Inc. - Class A*	2,884,146
		49,737,307
	Health Care — 16.5%
42,661	BioMarin Pharmaceutical, Inc.*	3,774,645
46,888	Bristol-Myers Squibb Co.	2,721,380
23,735	Cencora, Inc.	4,271,588
19,074	HCA Healthcare, Inc.	4,691,823
40,115	Johnson & Johnson	6,247,911
47,064	Medtronic PLC	3,687,935
13,318	UnitedHealth Group, Inc.	6,714,802
		32,110,084
	Financials — 15.0%
150,470	Bank of America Corp.	4,119,869
24,442	Berkshire Hathaway, Inc. - Class B*	8,562,032
21,362	Charles Schwab Corp. (The)	1,172,774
14,825	Goldman Sachs Group, Inc. (The)	4,796,925
2,590	Markel Group, Inc.*	3,813,749
25,722	PayPal Holdings, Inc.*	1,503,708
22,768	Visa, Inc. - Class A	5,236,868
		29,205,925
	Communication Services — 13.3%
81,467	Alphabet, Inc. - Class C*	10,741,424
73,836	Comcast Corp. - Class A	3,273,888
27,348	Meta Platforms, Inc. - Class A*	8,210,143
6,112	Netflix, Inc.*	2,307,891
16,977	Walt Disney Co. (The)*	1,375,986
		25,909,332
	Consumer Discretionary — 8.8%
16,963	Airbnb, Inc. - Class A*	2,327,493
15,202	Alibaba Group Holding Ltd. (China) ADR*	1,318,622
67,059	Amazon.com, Inc.*	8,524,540
18,191	Hilton Worldwide Holdings, Inc.	2,731,924
25,379	Starbucks Corp.	2,316,341
		17,218,920
	Industrials — 7.9%
15,193	Boeing Co. (The)*	2,912,194
7,486	FedEx Corp.	1,983,191
7,601	Hubbell, Inc.	2,382,230
37,773	RTX Corp.	2,718,523
63,607	Southwest Airlines Co.	1,721,842
41,743	SS&C Technologies Holdings, Inc.	2,193,177
18,592	Stanley Black & Decker, Inc.	1,553,919
		15,465,076
Shares		Market Value

	Energy — 4.6%
50,133	Exxon Mobil Corp.	$ 5,894,638
51,245	Schlumberger NV	2,987,584
		8,882,222
	Consumer Staples — 4.4%
80,216	Monster Beverage Corp.*	4,247,437
46,964	Philip Morris International, Inc.	4,347,927
		8,595,364
	Materials — 2.5%
43,334	DuPont de Nemours, Inc.	3,232,283
25,448	International Flavors & Fragrances, Inc.	1,734,790
		4,967,073
	Real Estate — 0.9%
13,114	Jones Lang LaSalle, Inc.*	1,851,435
	Total Common Stocks	$193,942,738
	Short-Term Investment Fund — 0.3%
498,113	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω	498,113
	Total Investment Securities—99.7% (Cost $107,537,236)	$194,440,851
	Other Assets in Excess of Liabilities — 0.3%	588,203
	Net Assets — 100.0%	$195,029,054
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$193,942,738	$—	$—	$193,942,738
Short-Term Investment Fund	498,113	—	—	498,113
Total	$194,440,851	$—	$—	$194,440,851
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Company Fund – September 30, 2023 (Unaudited)
Shares		Market Value
	Common Stocks — 99.7%
	Industrials — 21.6%
10,507	ASGN, Inc.*	$ 858,212
4,909	Clean Harbors, Inc. *	821,570
9,618	Crane Co.	854,463
4,000	Curtiss-Wright Corp.	782,520
4,090	EMCOR Group, Inc.	860,495
7,239	ESCO Technologies, Inc.	756,041
30,595	ExlService Holdings, Inc.*	857,884
14,420	Federal Signal Corp.	861,307
14,368	ITT, Inc.	1,406,771
19,928	KBR, Inc.	1,174,556
16,482	MAXIMUS, Inc.	1,230,876
19,160	WNS Holdings Ltd. (India) ADR*	1,311,694
28,560	Zurn Elkay Water Solutions Corp.	800,251
		12,576,640
	Information Technology — 19.4%
7,872	Advanced Energy Industries, Inc.	811,761
34,300	Box, Inc. - Class A*	830,403
116,749	CCC Intelligent Solutions Holdings, Inc.*	1,558,599
17,690	Ciena Corp.*	836,029
12,633	CommVault Systems, Inc.*	854,117
14,078	Crane NXT Co.	782,315
28,155	Digi International, Inc.*	760,185
10,812	Onto Innovation, Inc.*	1,378,746
37,680	PowerSchool Holdings, Inc. - Class A*	853,829
5,630	Qualys, Inc.*	858,857
4,404	SPS Commerce, Inc.*	751,366
19,220	Tower Semiconductor Ltd. (Israel)*	472,043
24,885	Verint Systems, Inc.*	572,106
		11,320,356
	Health Care — 15.7%
12,324	Bio-Techne Corp.	838,895
1,670	Chemed Corp.	867,899
12,423	Encompass Health Corp.	834,329
13,587	Ensign Group, Inc. (The)	1,262,640
17,408	Globus Medical, Inc. - Class A*	864,307
12,443	Merit Medical Systems, Inc.*	858,816
36,708	Premier, Inc. - Class A	789,222
23,817	Progyny, Inc.*	810,254
11,148	QuidelOrtho Corp.*	814,250
29,400	R1 RCM, Inc.*	443,058
61,050	Veradigm, Inc.*	802,197
		9,185,867
	Consumer Discretionary — 13.6%
26,536	Frontdoor, Inc.*	811,736
25,650	Gentex Corp.	834,651
7,660	Grand Canyon Education, Inc.*	895,301
17,183	Malibu Boats, Inc. - Class A*	842,311
8,820	Oxford Industries, Inc.	847,866
12,480	Skyline Champion Corp.*	795,226
40,292	Steven Madden Ltd.	1,280,077
8,458	Texas Roadhouse, Inc.	812,814
3,210	TopBuild Corp.*	807,636
		7,927,618
	Real Estate — 9.8%
20,980	Agree Realty Corp. REIT	1,158,935
53,510	Apple Hospitality REIT, Inc.	820,843
8,273	Colliers International Group, Inc. (Canada)	788,003
Shares		Market Value

	Real Estate — (Continued)
53,715	COPT Defense Properties REIT	$ 1,280,029
39,410	Kite Realty Group Trust REIT	844,162
24,650	STAG Industrial, Inc. REIT	850,672
		5,742,644
	Financials — 9.7%
26,241	Atlantic Union Bankshares Corp.	755,216
5,816	Evercore, Inc. - Class A	801,910
110,522	FNB Corp.	1,192,533
38,700	Home BancShares, Inc.	810,378
11,970	SouthState Corp.	806,299
31,887	Webster Financial Corp.	1,285,365
		5,651,701
	Materials — 4.4%
10,249	Ashland, Inc.	837,138
5,091	Eagle Materials, Inc.	847,753
19,871	Silgan Holdings, Inc.	856,639
		2,541,530
	Energy — 2.8%
16,570	Cactus, Inc. - Class A	831,979
22,540	ChampionX Corp.	802,875
		1,634,854
	Communication Services — 2.7%
46,216	Cargurus, Inc.*	809,704
12,329	Ziff Davis, Inc.*	785,234
		1,594,938
	Total Common Stocks	$58,176,148
	Short-Term Investment Fund — 0.8%
466,007	Dreyfus Government Cash Management, Institutional Shares, 5.22%∞Ω	466,007
	Total Investment Securities—100.5% (Cost $45,575,991)	$58,642,155
	Liabilities in Excess of Other Assets — (0.5%)	(300,728)
	Net Assets — 100.0%	$58,341,427
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2023.
Portfolio Abbreviations:
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$58,176,148	$—	$—	$58,176,148
Short-Term Investment Fund	466,007	—	—	466,007
Total	$58,642,155	$—	$—	$58,642,155
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
September 30, 2023 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of September 30, 2023, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period September 30, 2023.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.